ALLEGIANT FUNDS

                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
                ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND

                               A, B, and C Shares

     Supplement dated July 11, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "MUNICIPAL FIXED INCOME TEAM" FOUND ON PAGE 94 OF THE PROSPECTUS.

-------------------------------------------------------------------------------------------------------------------
Patrick J. Azouri, CFA                 Mr. Azouri has primary responsibility for municipal fixed income and
Portfolio Manager                      portfolio research for the Allegiant Intermediate Tax Exempt Bond Fund and
Years with the Adviser:  3 years       the Allegiant Ohio Intermediate Tax Exempt Bond Fund.
Industry Experience: 7 years

                                       Mr. Azouri joined the Adviser in 2003. He was an Analyst in the Finance
                                       Department until October 2005 when he joined the Fixed Income Management
                                       Team. Mr. Azouri worked for National City Corporation in the Consumer and
                                       Small Business Group since 2002. Prior to that, he was a Client Consultant in the Institutional Client Services department of Federated Investors since 1999.
-------------------------------------------------------------------------------------------------------------------

Stephen Carpenter is no longer a member of the Municipal Fixed Income Team. The information for Stephen Carpenter is deleted.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
                ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND

                                    I Shares

     Supplement dated July 11, 2006 to the Prospectus dated October 1, 2005, as previously supplemented.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "MUNICIPAL FIXED INCOME TEAM" FOUND ON PAGE 91 OF THE PROSPECTUS.

-----------------------------------------------------------------------------------------------------------------------
Patrick J. Azouri, CFA                     Mr. Azouri has primary responsibility for municipal fixed income and
Portfolio Manager                          portfolio research for the Allegiant Intermediate Tax Exempt Bond Fund and
Years with the Adviser:  3 years           the Allegiant Ohio Intermediate Tax Exempt Bond Fund.
Industry Experience: 7 years

                                           Mr. Azouri joined the Adviser in 2003. He was an Analyst in the Finance
                                           Department until October 2005 when he joined the Fixed Income Management
                                           Team. Mr. Azouri worked for National City Corporation in the Consumer and
                                           Small Business Group since 2002. Prior to that, he was a Client Consultant in the Institutional Client Services department of Federated Investors since 1999.
------------------------------------------ ----------------------------------------------------------------------------

Stephen Carpenter is no longer a member of the Municipal Fixed Income Team. The information for Stephen Carpenter is deleted.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

          Supplement dated July 11, 2006 to the Statement of Additional Information dated October 1, 2005, as previously supplemented.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED" FOUND ON PAGE 104 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         On June 19, 2006, Patrick J. Azouri joined the Municipal Fixed Income Team. The following table provides information about funds and accounts, other than the Funds, for which Mr. Azouri is primarily responsible for the day-to-day portfolio management as of June 30, 2006:

--------------------------------------------------------------------------------------------------------------------
                                                                                # of Accounts
                                                     Total # of                  Managed with     Total Assets with
                                                      Accounts                 Performance-Based  Performance-Based
   Name of Portfolio Manager     Type of Accounts      Managed   Total Assets   Advisory Fee        Advisory Fee
--------------------------------------------------------------------------------------------------------------------
PATRICK J. AZOURI, CFA              Registered            0             $0            0                  $0
  Portfolio Manager,                Investment
  Municipal Fixed Income Team       Companies:
--------------------------------------------------------------------------------------------------------------------
                                   Other Pooled           0             $0            0                  $0
                                Investment Vehicles
--------------------------------------------------------------------------------------------------------------------
                                  Other Accounts:         2        $87,000,000        0                  $0
--------------------------------------------------------------------------------------------------------------------

THE FOLLOWING SENTENCE SUPPLEMENTS THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS - OWNERSHIP OF SECURITIES" FOUND ON PAGE 112 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         As of June 30, 2006, Patrick J. Azouri did not own any shares of the Allegiant Intermediate Tax Exempt Bond Fund or Allegiant Ohio Intermediate Tax Exempt Bond Fund.

Stephen Carpenter is no longer a member of the Municipal Fixed Income Team. The information for Stephen Carpenter is deleted.










          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE